WireRedemptionFeeIfSuchServicesAreRequested [Member] Performance Management - GREEN CENTURY EQUITY FUND	Jul. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and the average annual total return table below provide some indication of the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart shows changes in the performance of the Fund’s Individual Investor Class from year to year. The table shows how the average annual total return for each class of the Fund for 1, 5 and 10 year periods and since inception compare with the returns of the S&P 500 Index, a broad measure of market performance.
The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website, www.greencentury.com/fund-performance/, or by calling 1‑800‑934‑7336.
The Fund, which commenced operations in September 1995, invested all its assets in an existing separate registered investment company which had the same investment objective as the Fund (the Domini Social Equity Trust) until November 28, 2006. The performance for the period prior to the Fund’s inception reflects the performance of the Domini Social Equity Trust adjusted to reflect the deduction of the charges and expenses of the Fund.
As of April 1, 2014, the Fund invests in the common stocks which make up the MSCI KLD 400 Social ex Fossil Fuels Index. Prior to April 1, 2014, the Fund invested in the common stocks which made up the MSCI KLD 400 Social Index. Performance for periods prior to April 1, 2014 reflects the investment strategy in effect for the Fund during such periods.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the average annual total return table below provide some indication of the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart shows changes in the performance of the Fund’s Individual Investor Class from year to year. The table shows how the average annual total return for each class of the Fund for 1, 5 and 10 year periods and since inception compare with the returns of the S&P 500 Index, a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns for Years Ended December 31 Green Century Equity Fund – Individual Investor Class
Bar Chart Closing [Text Block]
During the period shown, the best quarterly performance of the Fund’s Individual Investor Class was 21.21%, for the quarter ended 6/30/20. The worst quarterly performance of the Fund’s Individual Investor Class was ‑17.07%, for the quarter ended 3/31/20.
As of September 30, 2025, the year‑to‑date return for the Fund’s Individual Investor Class was 13.78%.

Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2024
Performance Table Narrative
Institutional Class shares were offered as of April 30, 2018. The Institutional Class performance for periods prior to April 30, 2018 reflects the performance of the Fund’s Individual Investor Class. The after‑tax returns are shown for the Individual Investor Class of the Fund and the after‑tax returns for the Institutional Class of the Fund will vary. The after‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	The after‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	The after‑tax returns are shown for the Individual Investor Class of the Fund and the after‑tax returns for the Institutional Class of the Fund will vary.
Performance Availability Website Address [Text]	www.greencentury.com/fund-performance/
Performance Availability Phone [Text]	1‑800‑934‑7336
Individual Investor Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year‑to‑date return
Bar Chart, Year to Date Return	13.78%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	best quarterly performance
Highest Quarterly Return	21.21%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance
Lowest Quarterly Return	(17.07%)
Lowest Quarterly Return, Date	Mar. 31, 2020